Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,462	$ 1,161	$ 13,059			$ 12,006
Accounts receivable, less allowance for doubtful accounts	75,127	70,592		59,962
Inventories	8,694	6,023		4,761
Deferred income taxes, net	10,115	9,960		10,715
Other current assets	4,974	4,392		3,342
Total current assets	101,372	92,128		78,780
Property and equipment, net:
Medical equipment, net	240,208	235,887		206,842
Property and office equipment, net	29,628	28,460		20,762
Total property and equipment, net	269,836	264,347		227,604
Other long-term assets:
Goodwill	335,577	325,911		280,211	280,211
Other intangibles, net	237,954	241,440		234,915
Other, primarily deferred financing costs, net	15,785	13,106		11,518
Total assets	960,524	936,932		833,028	835,403
Current liabilities:
Current portion of long-term debt	6,425	5,627		3,764
Interest rate swap		4,755
Book overdrafts	1,966	3,614		3,566
Accounts payable	34,670	31,359		26,943
Accrued compensation	16,427	11,571		11,648
Accrued interest	8,200	4,937		3,601
Dividend payable	780	771
Other accrued expenses	11,756	10,352		9,472
Total current liabilities	80,224	72,986		58,994
Long-term debt, less current portion	696,682	665,470		521,281
Pension and other long-term liabilities	13,220	12,981		6,302
Payable to Parent	21,622	19,019		13,702
Deferred income taxes, net	75,295	73,289		69,663
Commitments and contingencies
Equity
Common stock
Additional paid-in capital	214,294	214,294		248,794
Accumulated deficit	(132,256)	(109,666)		(87,276)
Accumulated other comprehensive loss	(8,940)	(11,827)		(14,779)
Total Universal Hospital Services, Inc. equity	73,098	92,801		146,739
Non controlling interest	383	386
Total equity	73,481	93,187	103,544	146,739	173,991	188,451
Total liabilities and equity	960,524	936,932		833,028
Parent Issuer UHS
Current assets:
Cash and cash equivalents			11,200
Accounts receivable, less allowance for doubtful accounts	65,072	64,898
Due from (to) affiliates	28,402	3,089
Inventories	5,941	4,681
Deferred income taxes, net	9,838	9,525
Other current assets	4,808	3,855
Total current assets	114,061	86,048
Property and equipment, net:
Medical equipment, net	226,183	227,234
Property and office equipment, net	28,326	28,116
Total property and equipment, net	254,509	255,350
Other long-term assets:
Goodwill	283,141	283,141
Investment in subsidiary	56,275	58,214
Other intangibles, net	214,723	223,487
Other, primarily deferred financing costs, net	15,467	13,036
Total assets	938,176	919,276
Current liabilities:
Current portion of long-term debt	5,309	4,253
Interest rate swap		4,755
Book overdrafts	1,966	3,614
Accounts payable	32,176	29,852
Accrued compensation	14,251	10,084
Accrued interest	8,200	4,937
Dividend payable	780	771
Other accrued expenses	8,140	8,788
Total current liabilities	70,822	67,054
Long-term debt, less current portion	695,705	663,649
Pension and other long-term liabilities	11,534	11,328
Payable to Parent	21,622	19,019
Deferred income taxes, net	65,395	65,425
Equity
Additional paid-in capital	214,294	214,294
Accumulated deficit	(128,512)	(107,861)
Accumulated loss in subsidiary	(3,744)	(1,805)
Accumulated other comprehensive loss	(8,940)	(11,827)
Total Universal Hospital Services, Inc. equity	73,098	92,801
Total equity	73,098	92,801
Total liabilities and equity	938,176	919,276
Subsidiary Guarantor Surgical Services
Current assets:
Cash and cash equivalents	2,462	1,161	1,859	1,480
Accounts receivable, less allowance for doubtful accounts	10,055	5,694
Due from (to) affiliates	(28,402)	(3,089)
Inventories	2,753	1,342
Deferred income taxes, net	277	435
Other current assets	166	537
Total current assets	(12,689)	6,080
Property and equipment, net:
Medical equipment, net	14,025	8,653
Property and office equipment, net	1,302	344
Total property and equipment, net	15,327	8,997
Other long-term assets:
Goodwill	52,436	42,770
Other intangibles, net	23,231	17,953
Other, primarily deferred financing costs, net	318	70
Total assets	78,623	75,870
Current liabilities:
Current portion of long-term debt	1,116	1,374
Accounts payable	2,494	1,507
Accrued compensation	2,176	1,487
Other accrued expenses	3,616	1,564
Total current liabilities	9,402	5,932
Long-term debt, less current portion	977	1,821
Pension and other long-term liabilities	1,686	1,653
Deferred income taxes, net	9,900	7,864
Equity
Additional paid-in capital	60,019	60,019
Accumulated deficit	(3,744)	(1,805)
Total Universal Hospital Services, Inc. equity	56,275	58,214
Non controlling interest	383	386
Total equity	56,658	58,600
Total liabilities and equity	78,623	75,870
Consolidating Adjustments
Current assets:
Cash and cash equivalents				(1,480)
Other long-term assets:
Investment in subsidiary	(56,275)	(58,214)
Total assets	(56,275)	(58,214)
Equity
Additional paid-in capital	(60,019)	(60,019)
Accumulated loss in subsidiary	3,744	1,805
Total Universal Hospital Services, Inc. equity	(56,275)	(58,214)
Total equity	(56,275)	(58,214)
Total liabilities and equity	$ (56,275)	$ (58,214)